Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Total Reserves	£ 6,319	£ 3,235
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	4,769	3,383
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(2)	(139)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	1,453	388
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	123	(373)
Other reserves [member]
Disclosure of reserves within equity [line items]
Total Reserves	£ (24)	£ (24)